LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts - Insurance Contracts and Participating Investment Contracts [Member] - GBP (£)
£ in Millions
		Dec. 31, 2019	Dec. 31, 2018
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contract and participating investment contract liabilities		£ 110,720	£ 98,145
Gross amount arising from insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contract and participating investment contract liabilities		111,449	98,874
Reinsurer's share of amount arising from insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contract and participating investment contract liabilities	[1]	(729)	(729)
Life insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contract and participating investment contract liabilities		110,160	97,562
Life insurance contracts [member] | Gross amount arising from insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contract and participating investment contract liabilities		110,875	98,278
Life insurance contracts [member] | Reinsurer's share of amount arising from insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contract and participating investment contract liabilities	[1]	(715)	(716)
Life insurance contracts [member] | Types of insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contract and participating investment contract liabilities		96,097	83,650
Life insurance contracts [member] | Types of insurance contracts [member] | Gross amount arising from insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contract and participating investment contract liabilities		96,812	84,366
Life insurance contracts [member] | Types of insurance contracts [member] | Reinsurer's share of amount arising from insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contract and participating investment contract liabilities	[1]	(715)	(716)
Life insurance contracts [member] | Participating investment contracts [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contract and participating investment contract liabilities		14,063	13,912
Life insurance contracts [member] | Participating investment contracts [Member] | Gross amount arising from insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contract and participating investment contract liabilities		14,063	13,912
Life insurance contracts [member] | Participating investment contracts [Member] | Reinsurer's share of amount arising from insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contract and participating investment contract liabilities	[1]
Non-life insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contract and participating investment contract liabilities		560	583
Non-life insurance contracts [member] | Gross amount arising from insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contract and participating investment contract liabilities		574	596
Non-life insurance contracts [member] | Reinsurer's share of amount arising from insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contract and participating investment contract liabilities	[1]	(14)	(13)
Non-life insurance contracts [member] | Unearned premiums [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contract and participating investment contract liabilities		319	329
Non-life insurance contracts [member] | Unearned premiums [Member] | Gross amount arising from insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contract and participating investment contract liabilities		333	342
Non-life insurance contracts [member] | Unearned premiums [Member] | Reinsurer's share of amount arising from insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contract and participating investment contract liabilities	[1]	(14)	(13)
Non-life insurance contracts [member] | Claims outstanding [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contract and participating investment contract liabilities		241	254
Non-life insurance contracts [member] | Claims outstanding [Member] | Gross amount arising from insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contract and participating investment contract liabilities		241	254
Non-life insurance contracts [member] | Claims outstanding [Member] | Reinsurer's share of amount arising from insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contract and participating investment contract liabilities	[1]

[1]	Reinsurance balances are reported within assets.